FINANCIAL INSTRUMENTS (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Amount Restated Through Reserve Of Cash Flow Hedges	$ 0	$ 0	$ (1,918)
Gains (losses) on cash flow hedges, before tax	8,222	23,156	30,321
Reclassification adjustments on cash flow Hedges, before tax	(67,785)	(29,227)	(15,286)
Income tax relating to cash flow hedges of other comprehensive income	13,546	1,686	(4,474)
In Accordance With IAS39 And IFRS9 [Member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	9,010	13,395	4,752
Reserve of cash flow hedges		9,010	13,395
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	9,010	13,395	2,834
Gains (losses) on cash flow hedges, before tax	8,222	23,156	30,321
Reclassification adjustments on cash flow Hedges, before tax	(67,785)	(29,227)	(15,286)
Income tax relating to cash flow hedges of other comprehensive income	13,546	1,686	(4,474)
Reserve of cash flow hedges	$ (37,007)	$ 9,010	$ 13,395